Leases - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	$ 260,162	$ 149,903
Addition during the year	137,937	187,852
Lease payments	(125,597)	(80,581)
Accretion of interest	13,815	7,712
Foreign currency translation	15,674	(4,724)
Lease liabilities, Ending balance	301,991	260,162
Operating Lease [Member]
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	83,067	81,297
Addition during the year	34,674	57,528
Lease payments	(61,365)	(55,135)
Accretion of interest	1,496	1,901
Foreign currency translation	4,960	(2,524)
Lease liabilities, Ending balance	62,832	83,067
Finance Lease [Member]
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	177,095	68,606
Addition during the year	103,263	130,324
Lease payments	(64,232)	(25,446)
Accretion of interest	12,319	5,811
Foreign currency translation	10,714	(2,200)
Lease liabilities, Ending balance	$ 239,159	$ 177,095